Financial income and expenses - Subscripts (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	May 31, 2019	Feb. 28, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Borrowings information
Interest expense on debt tender offer			€ 220
Interest expense on bonds and loans payable	€ 99	€ 105	391
Interest expense on financing components of other contracts	172	162	81
Interest expenses related to sale of receivables	94	66
Interest expense on change to uncertain tax positions			69
Charge on sale of certain financial assets			32
Distributions	92	9	172
Impairment charges	€ 38	€ 55	210
6.50% Senior Notes
Borrowings information
Debt redeemed | $						$ 300
Stated interest rate	6.50%					6.50%	6.50%
6.45% Senior Notes
Borrowings information
Debt redeemed | $						$ 1,360
Stated interest rate	6.45%					6.45%	6.45%
6.75% Senior Notes
Borrowings information
Debt redeemed							€ 500
Stated interest rate	6.75%				6.75%	6.75%	6.75%
5.375% Senior Notes
Borrowings information
Debt redeemed | $						$ 1,000
Stated interest rate	5.375%			5.375%		5.375%	5.375%
Private Venture Funds
Borrowings information
Distributions			80
Impairment charges			34
Loans to customer
Borrowings information
Impairment charges	€ 64
Nokia Shanghai Bell Co., Ltd
Borrowings information
Expense (income) due to change in fair value of financial liability	€ (64)		€ (64)